SCHEDULE OF CHANGES IN NON-CASH FLOW WORKING CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information
Accounts receivable and other receivables	$ 1,663	$ (4,241)
Deposits and prepaid expenses	(51)	120
Accounts payable and other payables	8,257	(2,793)
Foreign currency	(1)	(3)
Changes in non- cash flow working capital	9,868	(6,917)
Related to operating activities	2,410	(1,952)
Related to investing activities	$ 7,458	$ (4,965)